Schedule of Investments (unaudited)	iShares® U.S. Financial Services ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 41.6%
Bank of America Corp.	2,841,354	$84,246,146
Bank OZK	45,044	1,673,835
BOK Financial Corp.	11,537	852,123
Citigroup Inc.	777,079	45,062,811
Citizens Financial Group Inc.	159,402	5,808,609
Comerica Inc.	51,916	2,969,595
Commerce Bancshares Inc.	39,340	2,629,879
Cullen/Frost Bankers Inc.	20,850	1,923,204
East West Bancorp. Inc.	52,836	3,166,990
Fifth Third Bancorp.	265,909	7,692,747
First Citizens BancShares Inc./NC, Class A	2,694	1,605,597
First Financial Bankshares Inc.	53,040	2,009,155
First Horizon Corp.	207,074	2,876,258
First Republic Bank/CA	64,931	9,414,346
FNB Corp.	120,420	1,187,341
Glacier Bancorp. Inc.	35,577	1,659,667
Home BancShares Inc./AR	57,079	1,210,075
Huntington Bancshares Inc./OH	379,702	5,021,559
JPMorgan Chase & Co.	1,137,719	146,390,304
KeyCorp	364,463	6,144,846
M&T Bank Corp.	47,883	6,343,061
People’s United Financial Inc.	158,578	2,166,175
Pinnacle Financial Partners Inc.	28,313	1,940,290
PNC Financial Services Group Inc. (The)	158,138	22,695,966
Popular Inc.	31,449	1,784,731
Prosperity Bancshares Inc.	34,544	2,329,647
Regions Financial Corp.	358,482	6,097,779
Signature Bank/New York NY	19,993	3,302,644
SVB Financial Group(a)	19,332	8,463,163
Synovus Financial Corp.	55,039	2,047,451
TCF Financial Corp.	56,916	2,211,756
Truist Financial Corp.	503,179	24,142,528
U.S. Bancorp.	511,663	21,924,759
UMB Financial Corp.	16,207	1,150,211
Umpqua Holdings Corp.	82,160	1,192,142
United Bankshares Inc./WV	48,319	1,529,779
Valley National Bancorp.	150,460	1,536,197
Webster Financial Corp.	33,657	1,573,465
Wells Fargo & Co.	1,543,205	46,110,965
Western Alliance Bancorp.	37,633	2,565,818
Wintrust Financial Corp.	21,498	1,293,965
Zions Bancorp NA	61,216	2,702,074
		498,649,653
Capital Markets — 31.5%
Affiliated Managers Group Inc.	16,931	1,865,627
Ameriprise Financial Inc.	44,030	8,712,216
Apollo Global Management Inc.	77,717	3,570,319
Ares Management Corp., Class A	35,514	1,603,812
Bank of New York Mellon Corp. (The)	304,284	12,119,632
BlackRock Inc.(b)	52,941	37,125,406
Blackstone Group Inc. (The), Class A	251,577	16,903,459
Carlyle Group Inc. (The)	43,163	1,392,870
Cboe Global Markets Inc.	40,321	3,698,645
Charles Schwab Corp. (The)	556,783	28,696,596
CME Group Inc.	133,990	24,351,343
Eaton Vance Corp., NVS	42,621	2,861,574
FactSet Research Systems Inc.	14,180	4,287,181
Federated Hermes Inc.	35,232	951,264
Security	Shares	Value

Capital Markets (continued)
Franklin Resources Inc.	101,710	$2,673,956
Goldman Sachs Group Inc. (The)	128,419	34,823,380
Interactive Brokers Group Inc., Class A	30,158	1,845,368
Intercontinental Exchange Inc.	209,498	23,118,104
Invesco Ltd.	140,584	2,894,625
Janus Henderson Group PLC.	55,513	1,707,580
KKR & Co. Inc.	213,802	8,327,588
Lazard Ltd., Class A	42,089	1,734,067
LPL Financial Holdings Inc.	29,592	3,205,997
MarketAxess Holdings Inc.	14,170	7,662,569
Moody’s Corp.	60,279	16,049,886
Morgan Stanley	533,465	35,768,828
Morningstar Inc.	7,990	1,836,821
MSCI Inc.	30,941	12,230,977
Nasdaq Inc.	42,860	5,797,672
Northern Trust Corp.	77,682	6,928,458
Raymond James Financial Inc.	45,489	4,545,716
S&P Global Inc.	89,799	28,466,283
SEI Investments Co.	44,780	2,366,623
State Street Corp.	131,680	9,217,600
Stifel Financial Corp.	38,676	2,004,190
T Rowe Price Group Inc.	84,512	13,224,438
Tradeweb Markets Inc., Class A	34,137	2,075,188
Virtu Financial Inc., Class A	30,099	835,849
		377,481,707
Consumer Finance — 6.5%
Ally Financial Inc.	139,542	5,280,269
American Express Co.	243,431	28,301,288
Capital One Financial Corp.	170,724	17,799,684
Credit Acceptance Corp.(a)(c)	4,568	1,762,198
Discover Financial Services	114,396	9,556,642
FirstCash Inc.	15,431	908,577
Green Dot Corp., Class A(a)	19,344	971,649
LendingTree Inc.(a)	4,068	1,324,216
OneMain Holdings Inc.	28,043	1,305,682
PROG Holdings Inc.	25,129	1,185,586
Santander Consumer USA Holdings Inc.	26,267	580,501
SLM Corp.	140,056	1,943,977
Synchrony Financial	202,646	6,819,038
		77,739,307
Diversified Financial Services — 0.3%
Equitable Holdings Inc.	149,366	3,701,290

Insurance — 0.3%
Fidelity National Financial Inc.	109,766	3,984,506

IT Services — 18.8%
Mastercard Inc., Class A	328,347	103,852,872
Visa Inc., Class A	632,923	122,312,370
		226,165,242
Thrifts & Mortgage Finance — 0.6%
Essent Group Ltd.	41,959	1,755,145
MGIC Investment Corp.	126,371	1,481,068
New York Community Bancorp. Inc.	173,147	1,811,118
Radian Group Inc.	71,348	1,369,881
Rocket Companies Inc., Class A(a)(c)	43,098	920,573

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
TFS Financial Corp.	18,061	$319,138
		7,656,923
Total Common Stocks — 99.6%
(Cost: $1,206,869,251)		1,195,378,628

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(b)(d)(e)	1,651,011	1,652,002
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	2,569,000	2,569,000
		4,221,002
Total Short-Term Investments — 0.4%
(Cost: $4,220,788)		4,221,002

Total Investments in Securities — 100.0%
(Cost: $1,211,090,039)		1,199,599,630

Other Assets, Less Liabilities — 0.0%		491,122

Net Assets — 100.0%		$1,200,090,752

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$195,785	$1,479,905	(a)	$—	$(23,535)	$(153)	$1,652,002	1,651,011	$77,534	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,109,000	1,460,000	(a)	—	—	—	2,569,000	2,569,000	2,232		—
BlackRock Inc.	19,996,755	46,162,837		(42,354,274)	6,547,145	6,772,943	37,125,406	52,941	785,655		—
					$6,523,610	$6,772,790	$41,346,408		$865,421		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	51	03/19/21	$4,538	$(1,778)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Financial Services ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,195,378,628	$—	$—	$1,195,378,628
Money Market Funds	4,221,002	—	—	4,221,002
	$1,199,599,630	$—	$—	$1,199,599,630
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,778)	$—	$—	$(1,778)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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